REVENUES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 24,189	$ 20,701	$ 18,440
United States and Canada
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	17,582	14,764	13,343
Japan
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	3,374	2,965	2,161
Europe
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	1,885	1,746	1,542
Asia Pacific (including Japan)
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	849	759	1,017
Israel
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	281	260	268
Others
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 218	$ 207	$ 109